Intangibles, Net	6 Months Ended
Sep. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangibles, net

Note 9 – Intangibles, net

	Useful	September 30,	March 31,
	life	2019	2019
		(unaudited)
Trademark	10	$42,580	$45,350
Software	10	33,452	35,629
Less: accumulated amortization		(22,646)	(19,883)
		$53,386	$61,096